CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 78.1%
	Bermuda - 0.6%
2,350,413	PAX Global Technology Ltd.	$ 1,663,892

	Canada - 5.8%
165,655	Barrick Gold Corporation	3,149,534
28,743	Franco-Nevada Corporation(a)	3,974,869
524,688	Jaguar Mining, Inc.	1,787,743
155,000	Quebecor, Inc., Class B	3,498,360
107,169	TC Energy Corporation	4,984,191
		17,394,697
	Cayman Islands - 0.7%
2,493,239	NagaCorp Ltd.	2,174,276

	Chile - 2.0%
316,306	Cia Cervecerias Unidas S.A. - ADR	5,190,581
102,546,552	Vina San Pedro Tarapaca S.A.(b)	764,285
		5,954,866
	Denmark - 2.5%
394,187	ISS A/S(c)	7,543,325

	Finland - 2.2%
457,047	Wartsila OYJ Abp(a)	6,431,507

	France - 10.3%
57,721	Air Liquide S.A.	10,075,487
52,953	Eiffage S.A.	5,453,566
18,520	Schneider Electric S.E.	3,636,325
47,363	Sodexo S.A.	4,155,292
149,716	Ubisoft Entertainment S.A.(c)	7,341,359
		30,662,029
	Germany - 2.8%
123,322	Fraport A.G. Frankfurt Airport Services Worldwide(c)	8,309,003

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 78.1% (Continued)
	Indonesia - 2.0%
2,779,435	Gudang Garam Tbk P.T.	$ 5,967,424

	Ireland - 2.6%
197,333	Perrigo Company PLC	7,676,254

	Israel - 2.1%
635,400	ICL Group Ltd.	6,133,374

	Japan - 5.8%
140,334	Aica Kogyo Company Ltd.	4,056,425
14,696	FANUC Corporation	3,114,739
200,051	Nagaileben Company Ltd.	3,937,368
161,905	Sekisui Jushi Corporation	2,943,088
11,652	Shimano, Inc.	3,105,714
		17,157,334
	Korea (Republic Of) - 1.0%
45,648	S-1 Corporation	2,837,760

	Malaysia - 1.3%
3,396,312	Genting Bhd.	3,807,196

	Mexico - 1.8%
1,585,285	Megacable Holdings S.A.B. de C.V.	5,418,871

	Netherlands - 1.3%
110,733	Koninklijke Vopak N.V.	3,882,944

	Singapore - 1.2%
427,369	Oversea-Chinese Banking Corp Ltd.	3,615,321

	Sweden - 3.4%
187,925	Loomis A.B.	5,005,815
292,933	Mekonomen A.B.(c)	5,092,824
		10,098,639

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 78.1% (Continued)
	Switzerland - 0.2%
30,000	Softwareone Holding A.G.	$ 650,571

	Thailand - 2.3%
716,400	Bangkok Bank PCL	2,594,953
897,930	Siam City Cement PCL	4,206,737
		6,801,690
	United Kingdom - 2.0%
500,818	Fresnillo PLC	6,052,136

	United States - 24.2%
42,704	3M Company	7,585,511
31,433	Brunswick Corporation	3,166,246
5,437	Carlisle Companies, Inc.	1,349,028
25,523	CarMax, Inc.(c)	3,323,860
150,000	CDK Global, Inc.	6,261,000
52,150	Dentsply Sirona, Inc.	2,909,449
34,133	Emerson Electric Company	3,173,345
103,767	Henry Schein, Inc.(c)	8,045,056
17,129	McDonald's Corporation	4,591,771
28,905	Mohawk Industries, Inc.(c)	5,265,913
10,008	O'Reilly Automotive, Inc.(c)	7,067,950
270,940	PHI Group, Inc.(a),(b)	4,064,100
20,040	Scotts Miracle-Gro Company (The)	3,226,440
69,673	Sonoco Products Company	4,033,370
16,330	Target Corporation	3,779,415
8,156	WW Grainger, Inc.	4,226,765
		72,069,219

	TOTAL COMMON STOCKS (Cost $216,287,985)	232,302,328

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.2%
79,027	SPDR Gold Shares(c)	13,510,456

CENTERSTONE INVESTORS FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 6.2% (Continued)
70,600	SPDR S&P Regional Banking ETF(a)	$ 5,002,010
		18,512,466

	TOTAL EXCHANGE-TRADED FUNDS (Cost $13,890,209)	18,512,466

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 3.4%
4,189,676	Coast Capital Mercury Fund LP(b),(c),(d),(e)	5,639,304
2,691,200	Coast Capital Midas Fund LP(b),(c),(d),(e)	4,631,555
		10,270,859

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $9,778,307)	10,270,859

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 13.8%
	COLLATERAL FOR SECURITIES LOANED - 1.6%
4,902,502	State Street Navigator Securities Lending Government Money Market Portfolio, 0.03% (Cost $4,902,502)(f)	4,902,502

	MONEY MARKET FUNDS - 12.2%
36,324,656	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (Cost $36,324,656)(f)	36,324,656

	TOTAL SHORT-TERM INVESTMENTS (Cost $41,227,158)	41,227,158

	TOTAL INVESTMENTS - 101.5% (Cost $281,183,659)	$ 302,312,811
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(4,605,709)
	NET ASSETS - 100.0%	$ 297,707,102

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
ETF	- Exchange-Traded Fund
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PCL	- Public Company Limited
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Security was purchased with cash received as collateral for securities on loan at December 31, 2021. Total loaned securities had a value of $4,985,442 at December 31, 2021. The loaned securities were secured with short-term investment cash collateral of $4,902,502 and non-cash collateral of $198,704. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund’s custodian. The Fund cannot pledge or resell the collateral.
(b)	Illiquid security. The total fair value of these securities as of December 31, 2021 was $15,099,244, representing 5.07% of net assets.
(c)	Non-income producing security.
(d)	Security fair valued as of December 31, 2021, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as December 31, 2021, amounted to $10,270,859, which represents approximately 3.45% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.
(e)	Restricted security.
(f)	Rate disclosed is the seven day effective yield as of December 31, 2021.

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.7%
	Bermuda - 1.5%
998,587	PAX Global Technology Ltd.	$ 706,914

	Canada - 7.1%
33,740	Barrick Gold Corporation	641,485
104,312	Jaguar Mining, Inc.	355,417
32,000	Quebecor, Inc., Class B	722,242
34,674	TC Energy Corporation	1,612,611
		3,331,755
	Cayman Islands - 1.6%
864,761	NagaCorp Ltd.	754,131

	Chile - 3.6%
65,233	Cia Cervecerias Unidas S.A. - ADR	1,070,474
84,677,397	Vina San Pedro Tarapaca S.A.(a)	631,105
		1,701,579
	Denmark - 3.9%
97,659	ISS A/S(b)	1,868,843

	Finland - 4.2%
142,395	Wartsila OYJ Abp	2,003,764

	France - 15.0%
11,327	Air Liquide S.A.	1,977,185
16,161	Eiffage S.A.	1,664,402
3,277	Schneider Electric S.E.	643,425
16,160	Sodexo S.A.	1,417,763
27,937	Ubisoft Entertainment S.A.(b)	1,369,897
		7,072,672
	Germany - 4.4%
30,943	Fraport A.G. Frankfurt Airport Services Worldwide(b)	2,084,831

	Indonesia - 2.6%
583,965	Gudang Garam Tbk P.T.	1,253,768

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.7% (Continued)
	Ireland - 3.3%
40,854	Perrigo Company PLC	$ 1,589,221

	Israel - 4.2%
207,127	ICL Group Ltd.	1,999,351

	Japan - 7.2%
27,581	Aica Kogyo Company Ltd.	797,243
2,014	FANUC Corporation	426,857
44,324	Nagaileben Company Ltd.	872,377
48,745	Sekisui Jushi Corporation	886,080
1,538	Shimano, Inc.	409,937
		3,392,494
	Korea (Republic Of) - 3.0%
23,173	S-1 Corporation	1,440,576

	Malaysia - 2.8%
1,205,588	Genting Bhd.	1,351,439

	Mexico - 2.8%
395,071	Megacable Holdings S.A.B. de C.V.	1,350,444

	Netherlands - 3.3%
45,228	Koninklijke Vopak N.V.	1,585,957

	Singapore - 2.2%
125,901	Oversea-Chinese Banking Corp Ltd.	1,065,057

	Sweden - 6.0%
51,847	Loomis A.B.	1,381,064
84,153	Mekonomen A.B.(b)	1,463,053
		2,844,117
	Switzerland - 0.2%
5,000	Softwareone Holding A.G.	108,428

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 85.7% (Continued)
	Thailand - 5.5%
205,300	Bangkok Bank PCL	$ 743,640
396,934	Siam City Cement PCL	1,859,607
		2,603,247
	United Kingdom - 1.3%
50,959	Fresnillo PLC	615,814

	TOTAL COMMON STOCKS (Cost $41,272,156)	40,724,402

Shares		Fair Value
	EXCHANGE-TRADED FUND — 4.8%
13,303	SPDR Gold Shares(b)	2,274,281

	TOTAL EXCHANGE-TRADED FUND (Cost $1,668,045)	2,274,281

Shares		Fair Value
	PRIVATE INVESTMENT FUNDS — 8.7%
2,235,630	Coast Capital Mercury Fund LP(a),(b),(c),(d)	3,009,157
672,800	Coast Capital Midas Fund LP(a),(b),(c),(d)	1,157,889
		4,167,046

	TOTAL PRIVATE INVESTMENT FUNDS (Cost $3,856,621)	4,167,046

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 0.1%
	MONEY MARKET FUNDS - 0.1%
37,455	State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.01% (Cost $37,455)(e)	37,455

	TOTAL INVESTMENTS - 99.3% (Cost $46,834,277)	$ 47,203,184
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%	312,184
	NET ASSETS - 100.0%	$ 47,515,368

CENTERSTONE INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LP	- Limited Partnership
LTD	- Limited Company
N.V.	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PCL	- Public Company Limited
PLC	- Public Limited Company
P.T.	- Perseroan Terbatas
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Illiquid security. The total fair value of these securities as of December 31, 2021 was $4,798,151, representing 10.10% of net assets.
(b)	Non-income producing security.
(c)	Security fair valued as of December 31, 2021, in accordance the with the procedures approved by the Board of Trustees. Total value of all such securities as December 31, 2021, amounted to $4,167,046, which represents approximately 8.77% of the net assets of the Fund. FirstGroup PLC (a security traded on the London Stock Exchange) is the only underlying holding of Coast Capital Mercury Fund LP. OceanaGold Corporation (a security traded on the Toronto Stock Exchange) is the only underlying holding of Coast Capital Midas Fund LP.
(d)	Restricted security.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2021.